Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of intangible assets, net [Abstract]
Balance as of July 1, 2020	$ 1,144,579
Addition	137,006
Amortization	(273,178)	$ (232,871)	$ (164,351)
Disposal	(9,724)
Foreign currency translation adjustment	51,816
Balance as of June 30, 2021	$ 1,050,499	$ 1,144,579